NET INCOME (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2016
NET INCOME (LOSS) PER SHARE
Schedule of computation of basic and diluted net loss per share

	Years Ended December 31,
	2016	2015	2014
	(Restated)
	(in thousands)
Numerator:
Net income (loss) attributable to UTStarcom Holdings Corp.	$290	$(27,158)	$(30,264)
Denominator:
Weighted average shares outstanding-Basic	35,806	37,003	37,380
Potentially dilutive common stock equivalents-stock options and restricted stock	596	—	—

Weighted average shares outstanding-Diluted	36,402	37,003	37,380

Net Income(loss) per share attributable to UTStarcom Holdings Corp.- Basic	$0.01	$(0.74)	$(0.81)

Net Income(loss) per share attributable to UTStarcom Holdings Corp.-Diluted	$0.01	$(0.74)	$(0.81)